Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adjustable Rate Securities Trust
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000215087
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Institutional Shares
Trading Symbol	FEUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to relative Fund performance as mortgage-backed securities performed strongly due to the high level of income produced.

  Yield curve positioning was a positive contributor to the Fund’s relative performance as the curve flattened somewhat and the Fund had more exposure further out the yield curve.

Top Detractor from Performance

  Security selection detracted from performance relative to the Index as floating and adjustable rate mortgages underperformed fixed rate mortgages during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2016	$10,000	$10,000	$10,000
8/31/2017	$10,063	$10,049	$10,065
8/31/2018	$10,179	$9,944	$10,170
8/31/2019	$10,447	$10,955	$10,482
8/31/2020	$10,618	$11,665	$10,739
8/31/2021	$10,651	$11,655	$10,762
8/31/2022	$10,561	$10,313	$10,597
8/31/2023	$10,719	$10,189	$10,901
8/31/2024	$11,504	$10,933	$11,505
8/31/2025	$12,094	$11,276	$11,977
8/31/2026	$12,650	$11,489	$12,367

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference*	4.60%	3.50%	2.38%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 1-Year US Treasury Note Index	3.26%	2.82%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 490,415,640
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 323,612
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$490,415,640
  Number of Investments227
  Portfolio Turnover25%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)23%
  Total Advisory Fees Paid$323,612

Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Adjustable Rate Mortgage Securities	0.6%
Cash Equivalents	4.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.3%
U.S. Government Agency Mortgage-Backed Securities	7.8%
Collateralized Mortgage Obligations	81.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 7, 2027, the Fund’s non-fundamental 80% investment policy will change to the following: The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.

     Effective January 7, 2027, the Fund’s name will be changed from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund”.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]

     Effective January 7, 2027, the Fund’s non-fundamental 80% investment policy will change to the following: The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.

     Effective January 7, 2027, the Fund’s name will be changed from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund”.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000024691
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Class A Shares
Trading Symbol	FEUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to relative Fund performance as mortgage-backed securities performed strongly due to the high level of income produced.

  Yield curve positioning was a positive contributor to the Fund’s relative performance as the curve flattened somewhat and the Fund had more exposure further out the yield curve.

Top Detractor from Performance

  Security selection detracted from performance relative to the Index as floating and adjustable rate mortgages underperformed fixed rate mortgages during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2016	$9,898	$10,000	$10,000
8/31/2017	$9,960	$10,049	$10,065
8/31/2018	$10,075	$9,944	$10,170
8/31/2019	$10,338	$10,955	$10,482
8/31/2020	$10,485	$11,665	$10,739
8/31/2021	$10,494	$11,655	$10,762
8/31/2022	$10,381	$10,313	$10,597
8/31/2023	$10,511	$10,189	$10,901
8/31/2024	$11,253	$10,933	$11,505
8/31/2025	$11,800	$11,276	$11,977
8/31/2026	$12,313	$11,489	$12,367

Average Annual Return [Table Text Block]
Table Summary
Fund/IndexFootnote Reference*	1 Year	5 Years	10 Years
Class A Shares with sales load	3.35%	3.03%	2.10%
Class A Shares without sales load	4.34%	3.25%	2.21%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
ICE BofA 1-Year US Treasury Note Index	3.26%	2.82%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 490,415,640
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 323,612
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$490,415,640
  Number of Investments227
  Portfolio Turnover25%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)23%
  Total Advisory Fees Paid$323,612

Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Adjustable Rate Mortgage Securities	0.6%
Cash Equivalents	4.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.3%
U.S. Government Agency Mortgage-Backed Securities	7.8%
Collateralized Mortgage Obligations	81.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 7, 2027, the Fund’s non-fundamental 80% investment policy will change to the following: The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.

     Effective January 7, 2027, the Fund’s name will be changed from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund”.

     Effective April 3, 2026, Todd A. Abraham, CFA, retired from the Fund’s Adviser and no longer serves as a portfolio manager of the Fund.

     Effective April 3, 2026, J. Andrew Kirschler has been added as a portfolio manager to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]

     Effective January 7, 2027, the Fund’s non-fundamental 80% investment policy will change to the following: The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.

     Effective January 7, 2027, the Fund’s name will be changed from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund”.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation